Valuation and qualifying accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 235,645	$ 270,733	$ 247,102
Additions	56,205	41,385	59,760
Deductions	(25,860)	(31,339)	(33,789)
Remeasurement/Translation	21,453	(45,134)	(2,340)
Balance at end of period	287,443	235,645	270,733
Accrual provisions	36,322	7,201	24,260
Accrual reclassifications	(33)	419	633
Accrual payments	19,474	19,072	22,022
Allowance for doubtful accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	391	1,440	849
Additions	790	766	838
Deductions	(487)	(1,636)	(309)
Remeasurement/Translation	85	(179)	62
Balance at end of period	779	391	1,440
Allowance for doubtful accounts | Accounts receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	294	1,330
Balance at end of period	680	294	1,330
Allowance for doubtful accounts | Other receivables
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	97	110
Balance at end of period	99	97	110
Valuation allowance on deferred tax assets
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	204,898	218,674	201,414
Additions	19,126	32,999	34,029
Deductions	(5,899)	(10,631)	(11,458)
Remeasurement/Translation	17,685	(36,144)	(5,311)
Balance at end of period	235,810	204,898	218,674
Provision for contingencies
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	30,356	50,619	44,839
Additions	36,289	7,620	24,893
Deductions	(19,474)	(19,072)	(22,022)
Remeasurement/Translation	3,683	(8,811)	2,909
Balance at end of period	$ 50,854	$ 30,356	$ 50,619